Income taxes (Schedule of Reconciliation of Effective Tax Rate) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [abstract]
Statutory tax rate	26.50%	26.50%
Tax recovery at statutory rates	$ (8,233)	$ (8,555)
Mexican mining royalty	(587)	128
Impact of foreign tax rates	(230)	(388)
Non-deductible expenses	2,610	2,741
Losses not recognized	5,438	8,032
Income tax expense (recovery)	$ (1,002)	$ 1,958